Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information
Summary of selected revenue and expense information for each operating segment

			Real Estate
	Real Estate	Real Estate	Information
	Online	Brokerage	and Consulting	Other
2012	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	169,755,893	208,284,503	54,517,612	29,881,360	—	462,439,368
Cost of revenues	(54,117,692)	(114,667,241)	(10,783,472)	(23,602,280)	—	(203,170,685)
Selling, general and administrative expenses	(146,997,279)	(92,291,838)	(53,977,975)	(10,544,345)	(33,062,087)	(336,873,524)
Other operating income	153,340	2,982,861	2,481,255	857,567	—	6,475,023

Income (loss) from operations	(31,205,738)	4,308,285	(7,762,580)	(3,407,698)	(33,062,087)	(71,129,818)
Interest income	257,204	425,714	624,817	55,895	242,832	1,606,462
Other income (expense), net	(1,979,450)	84,937	(59,136)	(446)	1,221,225	(732,870)

Income (loss) before taxes and equity in affiliates	(32,927,984)	4,818,936	(7,196,899)	(3,352,249)	(31,598,030)	(70,256,226)
Income tax benefit (expense)	2,329,338	(4,589,892)	623,227	468,673	—	(1,168,654)

Income (loss) before equity in affiliates	(30,598,646)	229,044	(6,573,672)	(2,883,576)	(31,598,030)	(71,424,880)
Income (loss) from equity in affiliates	(881)	195,874	(14,933)	195,449	—	375,509

Net income (loss)	(30,599,527)	424,918	(6,588,605)	(2,688,127)	(31,598,030)	(71,049,371)

			Real Estate
	Real Estate	Real Estate	Information
	Online	Brokerage	and Consulting	Other
2013	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	335,410,902	280,776,816	76,683,188	38,207,927	—	731,078,833
Cost of revenues	(63,990,693)	(168,624,507)	(14,526,318)	(26,894,288)	—	(274,035,806)
Selling, general and administrative expenses	(210,576,230)	(74,728,461)	(58,026,755)	(12,404,049)	(45,211,506)	(400,947,001)
Other operating income	599,894	1,647,257	1,950,223	720,268	—	4,917,642

Income (loss) from operations	61,443,873	39,071,105	6,080,338	(370,142)	(45,211,506)	61,013,668
Interest expenses	—	—	—	—	(192,566)	(192,566)
Interest income	1,082,287	819,925	222,898	51,944	2,493	2,179,547
Other income (expense), net	(1,185,121)	87,270	(479,313)	(11,837)	537,786	(1,051,215)

Income (loss) before taxes and equity in affiliates	61,341,039	39,978,300	5,823,923	(330,035)	(44,863,793)	61,949,434
Income tax benefit (expense)	(5,447,524)	(10,000,257)	(3,606,417)	(588,344)	5,965,548	(13,676,994)

Income (loss) before equity in affiliates	55,893,515	29,978,043	2,217,506	(918,379)	(38,898,245)	48,272,440
Income (loss) from equity in affiliates	(69,194)	343,561	312,119	(9,320)	2,236,683	2,813,849

Net income (loss)	55,824,321	30,321,604	2,529,625	(927,699)	(36,661,562)	51,086,289

			Real Estate
	Real Estate	Real Estate	Information	Community
	Online	Brokerage	and Consulting	Value-added	Other
2014	Services	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	495,862,635	283,367,930	82,679,298	—	42,588,930	—	904,498,793
Cost of revenues	(51,129,730)	(204,101,162)	(25,153,090)	—	(25,749,228)	—	(306,133,210)
Selling, general and administrative expenses	(365,150,431)	(64,337,955)	(59,703,161)	(15,828,009)	(14,662,201)	(25,809,961)	(545,491,718)
Other operating income	2,525,496	2,223,460	3,301,932	—	736,003	—	8,786,891

Income (loss) from operations	82,107,970	17,152,273	1,124,979	(15,828,009)	2,913,504	(25,809,961)	61,660,756
Interest expenses	—	—	—	—	—	(5,325,474)	(5,325,474)
Interest income	1,316,203	1,099,825	691,003	6,124	78,608	18,565	3,210,328
Other income (expense), net	35,799	(68,069)	657,952	—	(8,987)	3,240,844	3,857,539

Income (loss) before taxes and equity in affiliates	83,459,972	18,184,029	2,473,934	(15,821,885)	2,983,125	(27,876,026)	63,403,149
Income tax benefit (expense)	(15,545,964)	(5,083,029)	(236,440)	3,932,057	(169,368)	2,201,951	(14,900,793)

Income (loss) before equity in affiliates	67,914,008	13,101,000	2,237,494	(11,889,828)	2,813,757	(25,674,075)	48,502,356
Income (loss) from equity in affiliates	(223,389)	118,651	1,761,582	—	(367,621)	2,545,579	3,834,802

Net income (loss)	67,690,619	13,219,651	3,999,076	(11,889,828)	2,446,136	(23,128,496)	52,337,158

Revenues
Major customers
Schedule of major customers
	Years Ended December 31,
	2012	2013	2014
	$	$	$
Customer A	55,924,621	*	*
* indicates the revenue from the customer was less than 10% of total revenue in the year.
Accounts receivable
Major customers
Schedule of major customers
	As of December 31,
	2013	2014
	$	$
Customer A	43,318,976	53,534,294

Customer deposits
Major customers
Schedule of major customers

	As of December 31,
	2013	2014
	$	$
Customer B	56,000,000	33,540,800
Customer C	—	24,513,750
Customer D	—	23,206,350
Customer E	8,200,900	*

* indicates the balance of customer deposit of the customer was less than 10% of total customer deposits as of 31 December, 2014.